Investment in Real Estate (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 02, 2014
Investment in Real Estate Disclosure [Line Items]
Other Nonoperating Income	$ 0	$ 21,197
Buy Back Option [Member]
Investment in Real Estate Disclosure [Line Items]
Exercise Price Of Remaining Property			$ 146,821